Note 5 - Plant, Property and Equipment, Net (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Depreciation	$ 709,812	$ 641,867
Gain (Loss) on Disposition of Property	$ 123,675